Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (101)	$ (43)	$ (313)	$ (149)	$ (461)	$ (667)	$ (204)
Other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities		(1)		1		1	(1)
Total other comprehensive income (loss)		(1)		1		1	(1)
Comprehensive loss	$ (101)	$ (44)	$ (313)	$ (148)	$ (461)	$ (666)	$ (205)